REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 55,502	$ 72,722
Refined metal sales	82,959	44,699
Total revenue	138,461	117,421
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	54,264	71,916
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 1,238	$ 806